Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2025	2024

Cost	$102,686	$-
Accumulated amortisation	(16,767)	-

Total lease cost	$85,919	$-

	Years ended December 31,
Other information	2024	2023

New right-of-uses asset – operating lease and lease liabilities recognized	$102,686	$-
Cash paid for amounts included in the measurement of operating lease liabilities	71,538	-
Weighted-average remaining lease term - operating leases	1.7	-
Weighted-average discount rate - operating leases	5.02%	-%